Securities Sold under Agreements to Repurchase - Summary of Securities Sold under Agreements to Repurchase (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 239,446	¥ 122,249	¥ 118,088
Within 30 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	237,371	122,101
More than 30 days within 90 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	2,075	140
After 90 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase		8
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	181,121	97,974
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 58,325	¥ 24,275